LOAN RECElVABLE (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Loan Receivable	$ 77,347	$ 77,347
Non Related Company [Member]
IfrsStatementLineItems [Line Items]
Loan Receivable	50,000	50,000
Non Related Individual [Member]
IfrsStatementLineItems [Line Items]
Loan Receivable	$ 27,347	$ 27,347